Schedule of Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments in trading securities at cost	$ 795,765	$ 530,829	$ 511,672
Unrealized losses	(324,042)	(260,520)	(263,080)
Investments in trading securities at fair market value	$ 471,723	$ 270,309	$ 248,592